5. Advances from Stockholders and Related Party Transactions	9 Months Ended
Dec. 31, 2018
Notes to Financial Statements
5. Advances from Stockholders and Related Party Transactions

Related Parties

Related parties with whom the Company had transactions are:

Related Parties	Relationship
Alvin Snaper	Chairman and majority stockholder of the Company
Chas Radovich	CEO and Stockholder of the Company
Leroy Delisle	Stockholder of the Company

Advances from and Stockholders

From time to time, stockholders of the Company advance funds to the Company for working capital purposes. Those advances are unsecured, non-interest bearing and due on demand. Below are the details of the advances by party:

	Chas Radovich	Leroy Delisle	Alvin Snaper	Total

Balance at March 31, 2018	$3,312	$105,600	$9,000	$117,912
Advances for the nine months ended December 31, 2018	108,600	66,400	1,700	176,700
Balance at December 31, 2018	$111,912	$172,000	$10,700	$294,612

Operating Lease from Chairman

On June 5, 2012 the Company entered into a lease agreement, for office space for its corporate office at 1000 W. Bonanza, Las Vegas, Nevada 89106, with its Chairman, Alvin Snaper, at $2,500 plus utilities and other CAMs per month on a month-to-month basis, effective June 15, 2012. During the nine months ended December 31, 2018 and 2017, the Company has paid or accrued $30,000 and $63,016, respectively, of rent pursuant to this agreement.